Other liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Lease liabilities	[1]	₩ 594,161	₩ 1,104,259
Accounts payable		14,568,962	11,894,764	₩ 9,748,168
Accrued expenses		3,054,247	3,502,538
Dividend payable		32,508	31,599
Advance received		164,885	173,850
Unearned income		317,283	294,710	236,827
Withholding value-added tax and other taxes		692,719	720,053
Securities deposit received		2,198,722	1,903,119
Foreign exchange settlement pending		259,138	243,532
Domestic exchange settlement pending		5,745,338	1,452,955
Payable from trust account		5,086,459	5,350,285
Due to agencies		790,486	744,660
Deposits for subscription		148,506	60,500
Separate account liabilities		10,120,258	8,700,695
Sundry liabilities		1,617,449	1,968,823	₩ 2,496,169
Others		185,027	151,056
Present value discount		(49,935)	(59,840)
Other liabilities		₩ 45,526,213	₩ 38,237,558

[1]	As of December 31, 2020, the Group accounts the lease liabilities as other liabilities. For the year ended December 31, 2020, the amount of variable lease payments that are not included in the measurement of lease liabilities is W 114 million, cash outflows from leases are W 788,532 million, and interest expense on lease liabilities is W 14,504 million.